Debt (Details 20) (Subordinated debt, USD $)	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2005	Dec. 31, 2014	Dec. 31, 2013
Predecessor
Debt
Number of tranches		2
Face amount of debt		1,000,000,000
$400 million tranche
Debt
Face amount of debt	400,000,000		400,000,000
$400 million tranche | Period up to call option date of December 2015
Debt
Fixed interest rate (as a percent)	6.25%		6.25%
$400 million tranche | Predecessor
Debt
Face amount of debt		400,000,000
$400 million tranche | Predecessor | Period up to call option date of December 2015
Debt
Face amount of debt		400,000,000
Fixed interest rate (as a percent)		6.25%
$400 million tranche | LIBOR | Period after December 21, 2015 if call option not exercised
Debt
Margin added to variable rate basis (as a percent)	1.80%
Variable rate basis	three-month LIBOR
$400 million tranche | LIBOR | Predecessor | Period after December 21, 2015 if call option not exercised
Debt
Margin added to variable rate basis (as a percent)		1.80%
Variable rate basis		3 month LIBOR
$400 million tranche | 10-year constant maturity treasury | Period after December 21, 2015 if call option not exercised
Debt
Margin added to variable rate basis (as a percent)	1.80%
Variable rate basis	10-year constant maturity treasury
$400 million tranche | 10-year constant maturity treasury | Predecessor | Period after December 21, 2015 if call option not exercised
Debt
Margin added to variable rate basis (as a percent)		1.80%
Variable rate basis		10-year constant maturity treasury
$400 million tranche | 30-year constant maturity treasury | Period after December 21, 2015 if call option not exercised
Debt
Margin added to variable rate basis (as a percent)	1.80%
Variable rate basis	30-year constant maturity treasury
$400 million tranche | 30-year constant maturity treasury | Predecessor | Period after December 21, 2015 if call option not exercised
Debt
Margin added to variable rate basis (as a percent)		1.80%
Variable rate basis		30-year constant maturity treasury
$600 million tranche
Debt
Face amount of debt	600,000,000		600,000,000
Interest rate at period end (as a percent)	4.37%		4.37%
$600 million tranche | Predecessor
Debt
Face amount of debt		600,000,000
Interest rate at period end (as a percent)				5.46%
Redemption price of debt instrument (as a percent)		100.00%
Minimum principal amount of the bonds that must remain outstanding if partial redemption occurs		50,000,000
$600 million tranche | LIBOR
Debt
Margin added to variable rate basis (as a percent)	1.55%
Variable rate basis	three-month LIBOR
$600 million tranche | LIBOR | Predecessor
Debt
Margin added to variable rate basis (as a percent)		1.55%
Variable rate basis		3 month LIBOR
$600 million tranche | 10-year constant maturity treasury
Debt
Margin added to variable rate basis (as a percent)	1.55%
Variable rate basis	10-year constant maturity treasury
$600 million tranche | 10-year constant maturity treasury | Predecessor
Debt
Margin added to variable rate basis (as a percent)		1.55%
Variable rate basis		10-year constant maturity treasury
$600 million tranche | 30-year constant maturity treasury
Debt
Margin added to variable rate basis (as a percent)	1.55%
Variable rate basis			30-year constant maturity treasury
$600 million tranche | 30-year constant maturity treasury | Predecessor
Debt
Margin added to variable rate basis (as a percent)		1.55%
Variable rate basis		30-year constant maturity treasury